Inventories (Detail Textuals) - CAD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Inventories [Abstract]
Cost of goods sold, inventory	$ 3,861,745	$ 3,079,397	$ 2,482,986
Wrote-off (reversal) of inventory	$ 94,517	$ 385,289	$ (108,817)